Related Party Transactions	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 11 – Related Party Transactions

From time to time, the Company advances funds to, and receives funds from, entities with common ownership. At December 31, 2017 and 2016 and September 30, 2018, the amounts owed to related parties was $95,501, $48,099 and $0, respectively.

The Company contracts with SpeakLife to provide staff training and patient advocacy services for $99,000 per year. SpeakLife is owned by Dr. Brame.

The Company contracts with UCI to provide marketing services to chiropractic practitioners and sources opportunities to expand chiropractic practices into regenerative medicine for $144,000 per year. UCI is owned by the spouse of Dr. Wallis.